Balance Sheets - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash	$ 381,293	$ 154,942
Prepaid expenses and other current assets	252,463	321,590
Total current assets	633,756	476,532
Marketable securities held in Trust Account	12,841,399	57,340,207
Total assets	13,475,155	57,816,739
Current liabilities:
Accounts payable and accrued expenses	441,739	163,357
Accrued legal fees	2,113,078	524,174
Total current liabilities	2,554,817	687,531
Promissory notes, related party	1,146,784
Convertible promissory notes, related party	1,250,000
Warrant liabilities	17,676	170,867
Deferred underwriting commissions	1,500,000	1,500,000
Total liabilities	6,469,277	2,358,398
Common stock subject to possible redemption, par value $0.0001, 100,000,000 shares authorized; 1,252,372 and 5,733,920 shares outstanding as of December 31, 2022 and 2021, respectively	12,841,399	52,323,289
Stockholders’ equity:
Preferred stock, par value $0.0001, 1,000,000 shares authorized, none issued and outstanding
Common stock, par value $0.0001, 100,000,000 shares authorized; 1,728,078 shares issued and outstanding	173	173
Additional paid-in capital		4,262,491
Accumulated deficit	(5,835,694)	(1,127,612)
Total stockholders’ equity (deficit)	(5,835,521)	3,135,052
Total liabilities, redeemable common stock and stockholders’ equity (deficit)	$ 13,475,155	$ 57,816,739